SHARE-BASED COMPENSATION - Schedule of Outstanding Options For RSUs and DSUs (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited (in shares) | shares	(15,173)	(15,173)	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 1.82		$ 1.17
Weighted average exercise price of stock options granted (in CA$ per option)	6.94		21.86
Weighted average exercise price of stock options forfeited (in CA$ per option) | (per share)	6.91	$ 6.92	6.90	$ 0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 2.11		$ 1.82
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	36,247	36,247	0	0
Granted (in shares) | shares	276,584	276,584	36,247	36,247
Number of units outstanding, end of year (in shares) | shares	297,658	297,658	36,247	36,247
Vested (in shares) | shares	0	0	0	0
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 18.59		$ 0
Weighted average exercise price of stock options granted (in CA$ per option)	6.93		18.59
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 8.35		$ 18.59
Weighted average exercise price of stock options vested, end of year (in $CA per option)		$ 0		$ 0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of year (in shares) | shares	18,755	18,755	0	0
Granted (in shares) | shares	284,362	284,362	18,755	18,755
Cash Settled (in shares) | shares	(2,026)	(2,026)	0	0
Number of units outstanding, end of year (in shares) | shares	301,091	301,091	18,755	18,755
Vested (in shares) | shares	301,091	301,091	18,755	18,755
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option)	$ 14.07		$ 0
Weighted average exercise price of stock options granted (in CA$ per option)	3.65		14.07
Weighted average exercise price of stock options cash settled (in CA$ per option)	14.07		0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option)	$ 4.23		$ 14.07
Weighted average exercise price of stock options vested, end of year (in $CA per option)		$ 4.23		$ 14.07